Stock options (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation expense		$ 0	$ 12,000	$ 47,000
2019 Stock Option and Incentive Plan
Cancelled					41,250
Fair market value ordinary shares percentage	100.00%
Bonus shares adjustment	500,000
Purchase ordinary shares					80,000
Fair value options granted					$ 1.30
Compensation expense		$ 0	$ 12,000	$ 47,000
Granted	300,000
Percentage of number of ordinary shares outstanding	5.00%
Exercise price options granted					$ 2.80